Income taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$ 56,542	$ 41,699
Research and development expenses	12,043	7,995
Lease liabilities	11,394	0
Accruals and reserves	1,455	1,553
Share-based compensation	1,231	669
Issuance costs	1,184	2,368
Deferred revenue	900	97
Other	2	0
Gross deferred tax assets	84,751	54,381
Valuation allowance	(70,818)	(51,417)
Total deferred tax assets	13,933	2,964
Deferred tax liabilities:
Intangible assets	(2,280)	(3,342)
Deferred contract acquisition costs	(2,785)	(2,269)
Property and equipment	(902)	(212)
Right-of-use-assets	(9,449)	0
Other	0	0
Gross deferred tax liabilities	(15,416)	(5,823)
Net deferred taxes	$ (1,483)	$ (2,859)